DIVIDENDS	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
DIVIDENDS
19.	DIVIDENDS
During the years ended December 31, 2024, 2023 and 2022, the Company did not declare any dividends on the ordinary shares.